Stockholders' Equity - Summary of Assumptions Used to Estimate Fair Value of Options Granted and Shares Purchased (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, minimum	0.10%	0.10%	0.10%
Risk-free rate, maximum	0.30%		0.20%
Expected dividend yield	0.00%
Expected term (in years)	6 months	6 months	6 months
Volatility, minimum	68.00%	60.00%	64.00%
Volatility, maximum	95.00%	81.00%	81.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, minimum	1.50%	1.90%	0.90%
Risk-free rate, maximum	2.40%	2.80%	2.90%
Volatility, minimum	78.00%	76.00%	77.00%
Volatility, maximum	85.00%	85.00%	86.00%
Forfeiture rate	6.00%	7.20%	8.40%
Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	6 years 6 months	5 years 3 months 18 days
Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	10 years	10 years